Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.67%)
Argentina (0.94%)
Globant SA(a)	39,473	$4,184,138

Bangladesh (1.01%)
Olympic Industries, Ltd.	69,699	183,505
Square Pharmaceuticals, Ltd.	1,455,559	4,321,379
		4,504,884

Brazil (6.57%)
Arco Platform, Ltd., Class A(a)	92,525	4,084,053
Fleury SA	1,587,700	9,664,279
Hypera SA	397,400	3,164,538
Magazine Luiza SA	27,600	1,902,027
Pagseguro Digital, Ltd., Class A(a)	159,850	6,950,278
Raia Drogasil SA	161,900	3,499,876
		29,265,051

China (16.59%)
51job, Inc., ADR(a)	53,700	4,164,435
58.com, Inc., ADR(a)	54,050	3,047,339
AK Medical Holdings, Ltd.(b)(c)	4,249,000	2,733,448
Alibaba Group Holding, Ltd., Sponsored ADR(a)	21,675	3,752,159
ANTA Sports Products, Ltd.	644,000	4,807,417
Baozun, Inc., Sponsored ADR(a)	59,125	2,933,191
BBI Life Sciences Corp.(c)	9,968,500	2,457,695
CSPC Pharmaceutical Group, Ltd.	2,192,000	3,803,944
Ctrip.com International, Ltd., ADR(a)	94,075	3,667,043
Essex Bio-technology, Ltd.	4,931,000	3,881,431
Hangzhou Robam Appliances Co., Ltd., Class A	365,200	1,313,422
Hangzhou Tigermed Consulting Co., Ltd., Class A	176,250	1,273,802
HUYA, Inc., ADR(a)	86,952	1,971,202
Jiangsu Hengrui Medicine Co., Ltd., Class A	148,800	1,434,767
Koolearn Technology Holding, Ltd.(a)(b)(c)	1,964,000	2,759,784
Man Wah Holdings, Ltd.	5,220,400	2,516,812
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	48,050	5,012,095
O2Micro International, Ltd., ADR(a)	462,244	628,652
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	538,100	3,158,293
Silergy Corp.	368,422	7,431,680
Tencent Holdings, Ltd.	58,900	2,744,326

		Value
	Shares	(Note 2)
China (continued)
WuXi AppTec Co., Ltd., Class H(b)(c)	378,000	$3,492,119
Wuxi Biologics Cayman, Inc.(a)(b)(c)	231,000	2,454,898
Yum China Holdings, Inc.	53,475	2,433,112
		73,873,066

Colombia (1.62%)
Amerisur Resources PLC(a)	6,493,622	1,451,449
Parex Resources, Inc.(a)	337,931	5,776,423
		7,227,872

Egypt (1.24%)
African Export-Import Bank, GDR	500,000	2,105,000
Integrated Diagnostics Holdings PLC(b)(c)	371,100	1,888,899
Obour Land For Food Industries	4,233,886	1,542,618
		5,536,517

Georgia (2.16%)
Bank of Georgia Group PLC	185,712	3,153,212
Georgia Capital PLC(a)	115,112	1,371,444
Georgia Healthcare Group PLC(b)(c)	356,781	976,233
TBC Bank Group PLC	240,293	4,133,992
		9,634,881

Greece (2.21%)
JUMBO SA	206,200	4,041,264
Sarantis SA	603,670	5,793,840
		9,835,104

Hong Kong (3.58%)
Jacobson Pharma Corp., Ltd.(c)	5,020,000	951,372
Plover Bay Technologies, Ltd.(c)	8,956,000	1,479,213
TK Group Holdings, Ltd.	6,362,000	2,778,063
Value Partners Group, Ltd.	9,622,800	5,736,586
Vitasoy International Holdings, Ltd.	1,059,900	4,989,610
		15,934,844

India (13.45%)
Bajaj Finance, Ltd.	176,500	8,300,904
Central Depository Services India, Ltd.(c)	390,377	1,079,988
City Union Bank, Ltd.	1,202,575	3,386,476
Cyient, Ltd.	668,095	4,475,796
Gulf Oil Lubricants India, Ltd.	30,702	341,746
HDFC Asset Management Co., Ltd.(b)(c)	94,858	2,949,842
HDFC Bank, Ltd.	103,000	3,359,815
HDFC Life Insurance Co., Ltd.(b)(c)	370,000	2,644,486
Hero MotoCorp, Ltd.	61,000	2,079,824

		Value
	Shares	(Note 2)
India (continued)
Hexaware Technologies, Ltd.	358,000	$1,874,003
Indiabulls Housing Finance, Ltd.	146,000	1,128,328
Kovai Medical Center and Hospital	75,083	773,644
L&T Technology Services, Ltd.(b)(c)	161,040	3,363,098
Metropolis Healthcare, Ltd.(a)(b)(c)	367,701	5,446,957
Mindtree, Ltd.	186,000	1,930,042
Time Technoplast, Ltd.	2,390,721	2,741,109
Vaibhav Global, Ltd.	225,319	2,937,368
WNS Holdings, Ltd., ADR(a)	175,986	11,090,638
		59,904,064

Indonesia (4.30%)
Ace Hardware Indonesia Tbk PT	22,574,100	2,949,492
Arwana Citramulia Tbk PT	45,188,500	1,819,956
Bank Central Asia Tbk PT	1,169,000	2,566,397
Hexindo Adiperkasa Tbk PT	3,557,100	852,669
Indonesia Pondasi Raya Tbk PT	14,738,400	420,586
Link Net Tbk PT	7,350,500	2,370,283
Panin Sekuritas Tbk PT	7,155,500	883,143
Selamat Sempurna Tbk PT	46,544,600	5,124,702
Ultrajaya Milk Industry & Trading Co. Tbk PT	20,171,600	2,158,622
		19,145,850

Kenya (0.66%)
Safaricom PLC	11,096,600	2,922,123

Malaysia (1.78%)
AEON Credit Service M Bhd	1,224,400	4,907,688
My EG Services Bhd	3,821,900	1,424,105
Mynews Holdings Bhd	2,292,100	805,415
Scicom MSC Bhd	3,545,500	783,567
		7,920,775

Mexico (2.14%)
Credito Real SAB de CV SOFOM ER	1,448,154	1,657,192
Grupo Herdez SAB de CV	1,576,060	3,306,118
Regional SAB de CV	952,000	4,551,915
		9,515,225

Oman (0.55%)
Tethys Oil AB	288,523	2,432,727

Pakistan (0.40%)
Akzo Nobel Pakistan, Ltd.	496,500	274,693
Meezan Bank, Ltd.	2,914,067	1,500,771
		1,775,464

Peru (1.72%)
Alicorp SAA	1,004,053	3,221,723

		Value
	Shares	(Note 2)
Peru (continued)
Credicorp, Ltd.	20,325	$4,430,647
		7,652,370

Philippines (4.76%)
Concepcion Industrial Corp.	1,861,792	1,587,776
D&L Industries, Inc.	11,306,000	2,283,973
Holcim Philippines, Inc.(a)	6,363,500	1,763,210
Philippine Seven Corp.	917,000	2,692,612
Puregold Price Club, Inc.	4,121,100	3,671,135
Robinsons Land Corp.	3,716,762	1,997,611
Robinsons Retail Holdings, Inc.	1,464,000	2,281,409
Wilcon Depot, Inc.	15,904,900	4,898,086
		21,175,812

Poland (2.51%)
CCC SA	30,600	1,181,382
Dino Polska SA(a)(b)(c)	180,313	6,777,144
LiveChat Software SA	239,800	2,041,667
PGS Software SA	426,467	1,177,311
		11,177,504

Russia (0.68%)
HeadHunter Group PLC, ADR	71,000	1,290,780
TCS Group Holding PLC, GDR(c)	86,700	1,727,064
		3,017,844

South Africa (3.24%)
ARB Holdings, Ltd.	1,134,108	349,313
Capitec Bank Holdings, Ltd.	23,200	1,908,567
City Lodge Hotels, Ltd.	57,892	463,513
Clicks Group, Ltd.	177,900	2,533,234
Italtile, Ltd.	3,636,472	3,326,223
Shoprite Holdings, Ltd.	83,700	899,220
Transaction Capital, Ltd.	3,071,128	4,924,510
		14,404,580

South Korea (5.13%)
Douzone Bizon Co., Ltd.	110,500	5,938,201
Hanssem Co., Ltd.	13,100	668,876
Hy-Lok Corp.	18,500	283,740
Koh Young Technology, Inc.	18,244	1,274,039
LEENO Industrial, Inc.	68,200	3,180,194
LG Household & Health Care, Ltd.	4,825	5,108,835
Medy-Tox, Inc.	4,386	1,538,035
NAVER Corp.	27,560	3,197,429
Tokai Carbon Korea Co., Ltd.	35,000	1,652,334
		22,841,683

Sri Lanka (0.16%)
Royal Ceramics Lanka PLC	1,749,110	733,754

Taiwan (8.33%)
ASPEED Technology, Inc.	41,000	896,990
Bioteque Corp.	667,000	2,783,587
FineTek Co., Ltd.	390,000	1,157,208

		Value
	Shares	(Note 2)
Taiwan (continued)
Gourmet Master Co., Ltd.	276,760	$1,638,705
LandMark Optoelectronics Corp.	210,000	1,651,061
M31 Technology Corp.	41,000	428,116
Materials Analysis Technology, Inc.	501,000	1,203,910
Poya International Co., Ltd.	342,000	4,715,649
Rafael Microelectronics, Inc.	312,000	2,084,257
Sinmag Equipment Corp.	1,075,502	3,547,163
Sporton International, Inc.	696,760	4,637,453
Tehmag Foods Corp.	145,200	1,021,394
Test Research, Inc.	1,626,000	2,457,316
TSC Auto ID Technology Co., Ltd.	228,800	1,872,172
TTFB Co., Ltd.	179,000	1,775,042
Voltronic Power Technology Corp.	242,000	5,229,824
		37,099,847

Thailand (1.54%)
Muangthai Capital PCL	2,120,000	4,143,608
TOA Paint Thailand PCL	2,107,000	2,724,781
		6,868,389

Turkey (0.38%)
DP Eurasia NV(a)(b)(c)	1,646,300	1,675,528

United Arab Emirates (1.00%)
Aramex PJSC	2,263,419	2,702,054
Network International Holdings PLC(a)(b)(c)	236,400	1,760,029
		4,462,083

United States (2.13%)
FirstCash, Inc.	33,570	3,378,485
Frontage Holdings Corp.(a)(b)(c)	333,000	144,206
Genpact, Ltd.	150,750	5,981,760
		9,504,451

Vietnam (2.89%)
FPT Corp.	1,364,611	2,826,832
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,240,203	2,492,462
Lix Detergent JSC	437,310	786,810
Vietnam Dairy Products JSC	750,325	3,962,285
Vietnam Technological & Commercial Joint Stock Bank(a)	3,207,629	2,817,168
		12,885,557

TOTAL COMMON STOCKS
(Cost $355,942,254)		417,111,987

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.19%)
Malaysia (0.19%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,260,800	$838,246

TOTAL CORPORATE BONDS
(Cost $537,071)		838,246

TOTAL INVESTMENTS (93.86%)
(Cost $356,479,325)		$417,950,233

Other Assets In Excess Of Liabilities (6.14%)		27,339,093

NET ASSETS (100.00%)		$445,289,326

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $42,224,964 representing 9.48% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $49,920,296, representing 11.21% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.56%)
Australia (10.53%)
Australian Ethical Investment, Ltd.	41,500	$59,314
Fiducian Group, Ltd.	231,928	902,620
Kogan.com, Ltd.	144,289	484,288
Lycopodium, Ltd.	43,026	168,521
Mainstream Group Holdings, Ltd.	1,001,078	386,792
National Storage REIT	348,373	390,325
National Veterinary Care, Ltd.	524,152	903,272
People Infrastructure, Ltd.	73,500	171,393
PWR Holdings, Ltd.	60,900	178,559
Temple & Webster Group Ltd(a)	57,500	66,846
		3,711,930

Brazil (0.18%)
Arco Platform, Ltd., Class A(a)	1,475	65,107

Britain (12.82%)
AB Dynamics PLC	6,614	205,908
City of London Investment Group PLC	44,447	230,665
Clipper Logistics PLC	49,735	162,094
Curtis Banks Group PLC	78,479	300,631
CVS Group PLC	31,500	352,426
dotdigital group PLC	152,400	183,480
Impax Asset Management Group PLC	137,298	392,375
JTC PLC(b)(c)	57,900	249,500
K3 Capital Group PLC	143,979	269,152
LoopUp Group PLC(a)	110,133	184,837
Morses Club PLC	68,538	108,252
On the Beach Group PLC(b)(c)	51,200	293,888
Oxford Immunotec Global PLC(a)	28,042	361,742
Premier Asset Management Group PLC	60,861	132,225
River & Mercantile Group PLC	61,300	205,749
Sanne Group PLC	59,000	394,624
Tracsis PLC	19,300	152,199
Volution Group PLC	86,601	191,674
XPS Pensions Group PLC(c)	104,780	147,173
		4,518,594

China (2.40%)
BBI Life Sciences Corp.(c)	1,555,000	383,379
Essex Bio-technology, Ltd.	308,000	242,442
O2Micro International, Ltd., ADR(a)	162,425	220,898
		846,719

		Value
	Shares	(Note 2)
Colombia (0.66%)
Amerisur Resources PLC(a)	1,041,800	$232,862

Egypt (0.38%)
Obour Land For Food Industries	372,774	135,820

Finland (0.28%)
Siili Solutions Oyj	10,200	97,558

France (1.67%)
Esker SA	3,500	332,432
Thermador Groupe	4,074	257,281
		589,713

Georgia (1.13%)
Georgia Healthcare Group PLC(b)(c)	60,281	164,943
TBC Bank Group PLC	13,650	234,834
		399,777

Germany (1.31%)
FinTech Group AG(a)	6,400	175,703
Marley Spoon AG(a)	150,636	66,296
Nexus AG	6,200	218,260
		460,259

Greece (2.38%)
Sarantis SA	87,400	838,839

Hong Kong (2.69%)
Jacobson Pharma Corp., Ltd.(c)	623,000	118,069
Plover Bay Technologies, Ltd.(c)	3,747,000	618,871
TK Group Holdings, Ltd.	485,000	211,782
		948,722

India (3.79%)
Cyient, Ltd.	23,640	158,372
Kovai Medical Center and Hospital	17,618	181,533
Metropolis Healthcare, Ltd.(a)(b)(c)	18,316	271,325
TCI Express, Ltd.	2,472	20,372
Time Technoplast, Ltd.	65,971	75,640
Vaibhav Global, Ltd.	48,170	627,968
		1,335,210

Indonesia (2.41%)
Arwana Citramulia Tbk PT	7,920,100	318,980
Hexindo Adiperkasa Tbk PT	557,000	133,518
Selamat Sempurna Tbk PT	3,592,000	395,490
		847,988

Ireland (0.87%)
Irish Residential Properties REIT PLC	110,400	209,228

		Value
	Shares	(Note 2)
Ireland (continued)
Uniphar PLC(a)	77,700	$98,899
		308,127

Italy (0.95%)
Piovan SpA(b)(c)	47,181	333,746

Japan (12.81%)
AIT Corp.	19,600	181,789
Atrae, Inc.(a)	4,500	101,026
Central Automotive Products, Ltd.	16,500	301,221
eGuarantee, Inc.	22,000	235,866
Future Corp.	19,900	353,937
M&A Capital Partners Co., Ltd.(a)	15,600	1,042,210
MarkLines Co., Ltd.	10,400	177,359
Naigai Trans Line, Ltd.	37,300	448,910
Open Door, Inc.(a)	8,500	213,695
SBI FinTech Solutions Co., Ltd.	9,715	112,252
Silver Life Co., Ltd.(a)	3,700	177,712
Strike Co., Ltd.	5,500	133,123
Synchro Food Co., Ltd.(a)	31,500	168,299
Syuppin Co., Ltd.	23,100	156,814
Trancom Co., Ltd.	2,700	155,583
Vega Corp. Co., Ltd.(a)	27,500	136,245
Yakuodo Co., Ltd.	19,100	419,492
		4,515,533

Malaysia (1.27%)
AEON Credit Service M Bhd	64,950	260,335
Mynews Holdings Bhd	535,000	187,992
		448,327

Netherlands (0.77%)
Shop Apotheke Europe NV(a)(b)(c)	6,875	270,177

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	159,993	0

Norway (5.89%)
Infront ASA	259,333	614,894
Medistim ASA	11,489	164,744
Sbanken ASA(b)(c)	53,500	410,758
Self Storage Group ASA(a)	227,748	555,432
Webstep AS(b)(c)	115,252	330,526
		2,076,354

Oman (0.68%)
Tethys Oil AB	28,417	239,602

Philippines (2.10%)
Concepcion Industrial Corp.	334,770	285,499
Pryce Corp.	4,395,000	453,427
		738,926

		Value
	Shares	(Note 2)
Poland (0.85%)
LiveChat Software SA	18,500	$157,510
PGS Software SA	51,047	140,921
		298,431

Singapore (0.37%)
Riverstone Holdings, Ltd./Singapore	197,800	129,485

South Africa (0.35%)
ARB Holdings, Ltd.	400,143	123,247

South Korea (0.63%)
LEENO Industrial, Inc.	4,800	223,826

Sri Lanka (0.09%)
Royal Ceramics Lanka PLC	74,878	31,411

Sweden (4.00%)
Absolent Group AB	4,788	248,393
KNOW IT AB	19,150	376,308
OEM International AB, Class B	5,685	141,339
SwedenCare AB(a)	36,978	284,984
Vitec Software Group AB, Class B	26,700	357,100
		1,408,124

Taiwan (9.20%)
Bioteque Corp.	130,000	542,528
FineTek Co., Ltd.	83,000	246,278
Materials Analysis Technology, Inc.	48,045	115,453
Pacific Hospital Supply Co., Ltd.	210,000	548,732
Poya International Co., Ltd.	25,000	344,711
Rafael Microelectronics, Inc.	32,000	213,770
Sinmag Equipment Corp.	35,190	116,062
Sporton International, Inc.	58,725	390,858
Tehmag Foods Corp.	30,300	213,142
TSC Auto ID Technology Co., Ltd.	29,700	243,022
TTFB Co., Ltd.	27,000	267,744
		3,242,300

Turkey (0.87%)
DP Eurasia NV(a)(b)(c)	301,284	306,633

United States (12.16%)
BioDelivery Sciences International, Inc.(a)	35,225	130,685
Castle Biosciences, Inc.(a)	15,025	295,241
Coastal Financial Corp.(a)	12,400	197,036
DXP Enterprises, Inc.(a)	8,800	298,760
Esquire Financial Holdings, Inc.(a)	32,060	822,339
Hackett Group, Inc.	21,100	346,462
Heska Corp.(a)	916	73,408

		Value
	Shares	(Note 2)
United States (continued)
Hingham Institution for Savings	2,190	$422,210
Kinsale Capital Group, Inc.	2,600	233,636
NV5 Global, Inc.(a)	2,900	230,463
Seacoast Commerce Banc Holdings	15,325	296,539
STAAR Surgical Co.(a)	8,300	243,273
Systemax, Inc.	7,450	161,665
Transcat, Inc.(a)	8,616	205,233
Veracyte, Inc.(a)	11,529	327,078
		4,284,028

Vietnam (1.07%)
Lix Detergent JSC	208,790	375,656

TOTAL COMMON STOCKS
(Cost $29,597,441)		34,383,031

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.32%)
Germany (0.18%)
publity AG
3.50%, 11/17/2020	$60,000	$64,075

Malaysia (0.14%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	129,900	48,164

TOTAL CORPORATE BONDS
(Cost $96,769)		112,239

TOTAL INVESTMENTS (97.88%)
(Cost $29,694,210)		$34,495,270

Other Assets In Excess Of Liabilities (2.12%)		747,824

NET ASSETS (100.00%)		$35,243,094

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $2,631,496 representing 7.47% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $3,898,987, representing 11.06% of net assets.

(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (91.86%)
Argentina (0.35%)
Globant SA(a)	21,650	$2,294,900

Australia (1.45%)
Corporate Travel Management, Ltd.	149,392	2,338,312
Fiducian Group, Ltd.	181,000	704,418
Kogan.com, Ltd.	725,112	2,433,748
National Storage REIT	1,818,117	2,037,060
National Veterinary Care, Ltd.	1,128,159	1,944,159
		9,457,697

Austria (0.45%)
Palfinger AG	112,934	2,918,675

Bangladesh (0.20%)
Square Pharmaceuticals, Ltd.	442,421	1,313,495

Belgium (0.61%)
Melexis NV	58,193	3,983,163

Bermuda (0.59%)
Bank of NT Butterfield & Son, Ltd.	123,200	3,872,176

Brazil (2.25%)
Arco Platform, Ltd., Class A(a)	17,864	788,517
Fleury SA	885,200	5,388,184
Pagseguro Digital, Ltd., Class A(a)	196,125	8,527,515
		14,704,216

Britain (13.30%)
Ascential PLC(b)(c)	991,900	4,794,849
B&M European Value Retail SA	2,107,600	9,460,168
boohoo Group PLC(a)	1,894,900	5,490,777
City of London Investment Group PLC	73,063	379,172
Clipper Logistics PLC	643,195	2,096,267
Close Brothers Group PLC	99,249	1,602,386
Curtis Banks Group PLC	196,200	751,586
CVS Group PLC	628,817	7,035,278
Dechra Pharmaceuticals PLC	268,400	9,586,422
Endava PLC, ADR(a)	119,857	4,434,709
FDM Group Holdings PLC	146,200	1,463,623
Impax Asset Management Group PLC	199,020	568,766
Intermediate Capital Group PLC	92,500	1,558,261
Intertek Group PLC	37,600	2,602,834
JTC PLC(b)(c)	649,138	2,797,234
K3 Capital Group PLC	523,900	979,369
On the Beach Group PLC(b)(c)	608,300	3,491,636

		Value
	Shares	(Note 2)
Britain (continued)
Oxford Immunotec Global PLC(a)	360,898	$4,655,584
Premier Asset Management Group PLC	423,737	920,603
River & Mercantile Group PLC	499,300	1,675,868
Sabre Insurance Group PLC(b)(c)	837,400	2,693,567
Sanne Group PLC	641,314	4,289,460
Softcat PLC	288,400	3,348,113
St. James's Place PLC	358,431	4,277,093
Ted Baker PLC	85,718	951,733
Trainline PLC(a)(b)(c)	126,600	658,941
Ultra Electronics Holdings PLC	151,000	3,580,294
Volution Group PLC	291,700	645,620
		86,790,213

Canada (4.02%)
Biosyent, Inc.(a)	142,800	693,551
Gildan Activewear, Inc.	157,100	6,187,345
Lululemon Athletica, Inc.(a)	40,625	7,763,031
Richelieu Hardware, Ltd.	276,865	5,466,815
Ritchie Bros Auctioneers, Inc.	52,550	1,896,529
Stantec, Inc.	175,912	4,190,539
		26,197,810

China (2.42%)
BBI Life Sciences Corp.(c)	13,832,000	3,410,226
Hangzhou Tigermed Consulting Co., Ltd., Class A	174,800	1,263,323
O2Micro International, Ltd., ADR(a)	954,611	1,298,271
Silergy Corp.	386,852	7,803,443
WuXi AppTec Co., Ltd., Class H(b)(c)	218,200	2,015,821
		15,791,084

Denmark (0.53%)
Ambu A/S, Class B	235,653	3,450,837

Egypt (0.10%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	669,844

France (2.47%)
Alten SA	28,581	3,535,741
BioMerieux	42,200	3,571,087
Bureau Veritas SA	80,500	2,005,836
Esker SA	28,047	2,663,922
Infotel SA	14,520	646,964
Neurones	39,608	993,915
Thermador Groupe	42,660	2,694,060
		16,111,525

Georgia (0.76%)
Bank of Georgia Group PLC	102,600	1,742,050
Georgia Capital PLC(a)	112,900	1,345,090

		Value
	Shares	(Note 2)
Georgia (continued)
TBC Bank Group PLC	109,179	$1,878,312
		4,965,452

Germany (3.86%)
Dermapharm Holding SE	185,600	6,307,600
FinTech Group AG(a)	87,600	2,404,936
Grand City Properties SA	134,223	3,023,872
GRENKE AG	20,700	1,776,732
Nexus AG	111,824	3,936,565
Norma Group SE	129,168	4,631,279
PATRIZIA AG	160,113	3,093,008
		25,173,992

Hong Kong (0.77%)
Value Partners Group, Ltd.	6,961,000	4,149,767
Vitasoy International Holdings, Ltd.	192,483	906,137
		5,055,904

India (4.63%)
Bajaj Finance, Ltd.	146,250	6,878,228
Cyient, Ltd.	489,116	3,276,755
Gulf Oil Lubricants India, Ltd.	37,919	422,079
HDFC Bank, Ltd.	100,500	3,278,267
Kovai Medical Center and Hospital	25,501	262,758
L&T Technology Services, Ltd.(b)(c)	64,348	1,343,819
Metropolis Healthcare, Ltd.(a)(b)(c)	301,291	4,463,189
TCI Express, Ltd.	13,149	108,363
Time Technoplast, Ltd.	1,305,759	1,497,133
WNS Holdings, Ltd., ADR(a)	138,025	8,698,335
		30,228,926

Indonesia (1.51%)
Arwana Citramulia Tbk PT	59,516,800	2,397,025
Selamat Sempurna Tbk PT	56,068,400	6,173,301
Ultrajaya Milk Industry & Trading Co. Tbk PT	11,829,000	1,265,856
		9,836,182

Ireland (1.35%)
Irish Residential Properties REIT PLC	2,359,546	4,471,776
Keywords Studios PLC	215,200	4,319,929
		8,791,705

Israel (0.53%)
Wix.com, Ltd.(a)	23,234	3,450,714

Italy (3.08%)
DiaSorin SpA	64,488	7,478,849
FinecoBank Banca Fineco SpA	412,145	4,100,012
Freni Brembo SpA	287,111	2,936,739
Interpump Group SpA	164,945	4,636,489

		Value
	Shares	(Note 2)
Italy (continued)
Piovan SpA(b)(c)	136,323	$964,312
		20,116,401

Japan (10.30%)
AIT Corp.	371,600	3,446,564
Cosmos Pharmaceutical Corp.	9,900	1,822,991
Create SD Holdings Co., Ltd.	284,400	6,371,093
Future Corp.	182,400	3,244,123
Japan Lifeline Co., Ltd.	422,400	7,434,376
M&A Capital Partners Co., Ltd.(a)	39,100	2,612,206
MarkLines Co., Ltd.	61,200	1,043,691
MISUMI Group, Inc.	144,700	3,247,289
Naigai Trans Line, Ltd.	80,400	967,625
Nihon M&A Center, Inc.	146,900	3,942,145
Open Door, Inc.(a)	93,000	2,338,079
Seria Co., Ltd.	234,300	5,477,880
Strike Co., Ltd.	70,300	1,701,550
Sundrug Co., Ltd.	71,100	1,965,854
Synchro Food Co., Ltd.(a)	373,800	1,997,152
Systena Corp.	204,200	3,393,414
Syuppin Co., Ltd.	215,200	1,460,883
Tokyo Century Corp.	75,300	3,112,530
Trancom Co., Ltd.	72,770	4,193,243
Tsuruha Holdings, Inc.	50,000	5,089,576
Yakuodo Co., Ltd.	107,100	2,352,229
		67,214,493

Malaysia (0.45%)
AEON Credit Service M Bhd	730,720	2,928,901

Mexico (0.28%)
Regional SAB de CV	378,034	1,807,540

Netherlands (1.36%)
Aalberts NV	190,222	7,653,773
Shop Apotheke Europe NV(a)(b)(c)	31,084	1,221,555
		8,875,328

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (1.18%)
Medistim ASA	140,300	2,011,799
Sbanken ASA(b)(c)	736,510	5,654,715
		7,666,514

Philippines (0.77%)
Concepcion Industrial Corp.	1,035,152	882,799
Puregold Price Club, Inc.	4,647,000	4,139,614
		5,022,413

Poland (0.90%)
Dino Polska SA(a)(b)(c)	141,497	5,318,228
LiveChat Software SA	22,849	194,537

		Value
	Shares	(Note 2)
Poland (continued)
PGS Software SA	120,487	$332,618
		5,845,383

Singapore (0.37%)
Riverstone Holdings, Ltd./Singapore	3,665,000	2,399,200

South Africa (0.23%)
Italtile, Ltd.	1,661,541	1,519,785

South Korea (0.44%)
Hy-Lok Corp.	44,841	687,741
LEENO Industrial, Inc.	46,500	2,168,314
		2,856,055

Sweden (2.42%)
AddTech AB, Class B	83,127	2,179,472
Hexpol AB	439,500	3,344,179
Indutrade AB	57,400	1,626,273
KNOW IT AB	99,400	1,953,263
Nibe Industrier AB, Class B	276,600	3,905,972
OEM International AB, Class B	15,188	377,601
Sweco AB, Class B	85,885	2,395,148
		15,781,908

Switzerland (0.34%)
Partners Group Holding AG	2,000	1,590,581
VZ Holding AG	2,335	644,470
		2,235,051

Taiwan (1.98%)
Bioteque Corp.	967,000	4,035,576
FineTek Co., Ltd.	121,000	359,031
Poya International Co., Ltd.	171,000	2,357,824
Rafael Microelectronics, Inc.	273,000	1,823,725
Sporton International, Inc.	648,671	4,317,385
		12,893,541

Turkey (0.06%)
DP Eurasia NV(a)(b)(c)	403,911	411,082

United Arab Emirates (0.43%)
Aramex PJSC	2,330,645	2,782,308

United States (23.92%)
ABIOMED, Inc.(a)	16,339	4,551,392
BioDelivery Sciences International, Inc.(a)	628,675	2,332,384
Burford Capital, Ltd.	125,200	2,279,961
Core Laboratories NV	69,750	3,499,358
DXP Enterprises, Inc.(a)	125,554	4,262,558
EPAM Systems, Inc.(a)	59,775	11,583,797
Esquire Financial Holdings, Inc.(a)	13,051	334,758
ExlService Holdings, Inc.(a)	52,700	3,625,233
Fastenal Co.	242,200	7,459,760
First Republic Bank	104,350	10,368,216

		Value
	Shares	(Note 2)
United States (continued)
Genpact, Ltd.	191,875	$7,613,600
Hackett Group, Inc.	172,307	2,829,281
Hamilton Lane, Inc., Class A	28,467	1,671,013
Heska Corp.(a)	16,463	1,319,345
Hingham Institution for Savings	16,645	3,208,990
Inphi Corp.(a)	99,000	5,960,790
Knight-Swift Transportation Holdings, Inc.	354,720	12,713,165
Littelfuse, Inc.	11,250	1,900,800
Microchip Technology, Inc.	50,470	4,765,377
Monro, Inc.	51,725	4,355,762
MSC Industrial Direct Co., Inc., Class A	55,675	3,955,709
New Relic, Inc.(a)	41,300	3,847,921
NV5 Global, Inc.(a)	51,075	4,058,930
Paycom Software, Inc.(a)	24,500	5,898,375
Pluralsight, Inc., Class A(a)	107,966	3,313,477
Power Integrations, Inc.	145,750	13,273,452
Qualys, Inc.(a)	48,025	4,157,044
Resources Connection, Inc.	195,668	3,443,757
Revolve Group, Inc.(a)	41,645	1,435,503
Silicon Laboratories, Inc.(a)	26,515	2,975,248
SVB Financial Group(a)	20,275	4,703,192
Systemax, Inc.	207,020	4,492,334
TriMas Corp.(a)	128,594	3,856,534
		156,047,016

Vietnam (1.20%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,602,160	1,782,572
Vietnam Dairy Products JSC	610,350	3,223,111
Vietnam Technological & Commercial Joint Stock Bank(a)	3,191,904	2,803,357
		7,809,040

TOTAL COMMON STOCKS
(Cost $469,801,965)		599,270,470

PREFERRED STOCKS (0.29%)
United States (0.29%)
Dataminr Inc - Private Placement(a)(e)	96,640	1,923,136

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		1,923,136

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.10%)
Malaysia (0.10%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$1,678,440	$622,322

TOTAL CORPORATE BONDS
(Cost $398,727)		622,322

TOTAL INVESTMENTS (92.25%)
(Cost $472,123,828)		$601,815,928

Other Assets In Excess Of Liabilities (7.75%)		50,527,946

NET ASSETS (100.00%)		$652,343,874

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $36,498,792 representing 5.60% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $39,909,019, representing 6.12% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.87%)
Argentina (0.44%)
Globant SA(a)	13,563	$1,437,678

Australia (3.44%)
Appen, Ltd.	55,042	1,138,383
Australian Ethical Investment, Ltd.	487,800	697,187
Corporate Travel Management, Ltd.	27,881	436,399
Domino's Pizza Enterprises, Ltd.	43,000	1,131,897
Kogan.com, Ltd.	315,008	1,057,285
Lycopodium, Ltd.	181,976	712,751
Mainstream Group Holdings, Ltd.	2,505,366	968,011
National Storage REIT	1,082,566	1,212,932
National Veterinary Care, Ltd.	720,900	1,242,328
Netwealth Group, Ltd.	243,326	1,375,613
People Infrastructure, Ltd.	299,200	697,696
PWR Holdings, Ltd.	167,100	489,938
Temple & Webster Group Ltd(a)	160,269	186,320
		11,346,740

Austria (0.18%)
Palfinger AG	22,948	593,070

Bangladesh (0.25%)
Square Pharmaceuticals, Ltd.	280,369	832,382

Belgium (0.20%)
Melexis NV	9,497	650,046

Bermuda (0.62%)
Bank of NT Butterfield & Son, Ltd.	65,400	2,055,522

Brazil (2.10%)
Arco Platform, Ltd., Class A(a)	36,350	1,604,489
Fleury SA	270,500	1,646,525
Pagseguro Digital, Ltd., Class A(a)	52,875	2,299,005
Raia Drogasil SA	63,000	1,361,903
		6,911,922

Britain (11.48%)
AB Dynamics PLC	38,676	1,204,067
Alpha FX Group PLC(b)	66,800	609,266
Ascential PLC(b)(c)	101,100	488,718
B&M European Value Retail SA	686,900	3,083,217
boohoo Group PLC(a)	514,600	1,491,136
Close Brothers Group PLC	36,574	590,491
Curtis Banks Group PLC	278,800	1,068,003

		Value
	Shares	(Note 2)
Britain (continued)
CVS Group PLC	99,700	$1,115,455
Dechra Pharmaceuticals PLC	56,000	2,000,148
dotdigital group PLC	1,212,256	1,459,482
Endava PLC, ADR(a)	60,398	2,234,726
First Derivatives PLC	14,850	529,607
Gamma Communications PLC	34,400	454,574
Horizon Discovery Group PLC(a)	282,600	519,410
Impax Asset Management Group PLC	550,165	1,572,280
Intermediate Capital Group PLC	47,300	796,819
Intertek Group PLC	11,400	789,157
JTC PLC(b)(c)	502,542	2,165,529
K3 Capital Group PLC	170,800	319,290
LoopUp Group PLC(a)	218,949	367,464
Morses Club PLC	475,200	750,553
On the Beach Group PLC(b)(c)	275,700	1,582,515
Oxford Immunotec Global PLC(a)	60,225	776,903
Sabre Insurance Group PLC(b)(c)	697,900	2,244,854
Sanne Group PLC	381,373	2,550,832
Softcat PLC	71,799	833,534
St. James's Place PLC	195,060	2,327,616
Trainline PLC(a)(b)(c)	312,300	1,625,492
Volution Group PLC	346,347	766,570
XPS Pensions Group PLC(b)	1,094,928	1,537,931
		37,855,639

Canada (2.42%)
Biosyent, Inc.(a)	93,300	453,139
Gildan Activewear, Inc.	33,000	1,299,697
Lululemon Athletica, Inc.(a)	11,700	2,235,753
Richelieu Hardware, Ltd.	62,200	1,228,165
Ritchie Bros Auctioneers, Inc.	40,750	1,470,667
Stantec, Inc.	53,820	1,282,089
		7,969,510

China (4.14%)
58.com, Inc., ADR(a)	12,475	703,341
BBI Life Sciences Corp.(b)	7,001,500	1,726,193
CSPC Pharmaceutical Group, Ltd.	597,000	1,036,019
Essex Bio-technology, Ltd.	1,305,000	1,027,229
Hangzhou Tigermed Consulting Co., Ltd., Class A	81,750	590,827
Hop Hing Group Holdings, Ltd.	12,196,000	200,978
HUYA, Inc., ADR(a)	6,488	147,083
Koolearn Technology Holding, Ltd.(a)(b)(c)	608,000	854,353
Man Wah Holdings, Ltd.	2,017,200	972,514
O2Micro International, Ltd., ADR(a)	292,039	397,173

		Value
	Shares	(Note 2)
China (continued)
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	82,700	$485,395
Silergy Corp.	98,925	1,995,480
WuXi AppTec Co., Ltd., Class H(b)(c)	197,400	1,823,662
Yum China Holdings, Inc.	37,250	1,694,875
		13,655,122

Colombia (1.55%)
Amerisur Resources PLC(a)	6,378,800	1,425,784
Parex Resources, Inc.(a)	215,961	3,691,529
		5,117,313

Denmark (0.16%)
Ambu A/S, Class B	35,060	513,409

Egypt (0.45%)
African Export-Import Bank, GDR	200,000	842,000
Integrated Diagnostics Holdings PLC(b)(c)	129,237	657,816
		1,499,816

Finland (0.29%)
Metso Oyj	25,300	972,160

France (2.34%)
Alten SA	10,400	1,286,579
BioMerieux	10,500	888,540
Bureau Veritas SA	37,362	930,957
Esker SA	21,509	2,042,939
Infotel SA	21,060	938,365
Neurones	17,282	433,671
Thermador Groupe	18,808	1,187,761
		7,708,812

Georgia (0.24%)
Georgia Healthcare Group PLC(b)(c)	284,198	777,630

Germany (3.68%)
CANCOM SE	15,800	883,317
Dermapharm Holding SE	34,800	1,182,675
FUCHS PETROLUB SE	15,500	593,942
Grand City Properties SA	69,400	1,563,493
GRENKE AG	11,500	987,073
Marley Spoon AG(a)	1,162,278	511,530
Nexus AG	23,085	812,666
Norma Group SE	28,260	1,013,253
PATRIZIA AG	99,904	1,929,911
Puma SE	25,000	1,741,665
Wirecard AG	5,496	912,394
		12,131,919

Greece (0.73%)
JUMBO SA	25,400	497,809

		Value
	Shares	(Note 2)
Greece (continued)
Sarantis SA	199,040	$1,910,325
		2,408,134

Hong Kong (1.18%)
Jacobson Pharma Corp., Ltd.(b)	3,127,000	592,617
Plover Bay Technologies, Ltd.(b)	2,930,000	483,932
TK Group Holdings, Ltd.	1,720,000	751,064
Vitasoy International Holdings, Ltd.	435,000	2,047,816
		3,875,429

India (5.12%)
Bajaj Finance, Ltd.	55,000	2,586,684
Cyient, Ltd.	181,100	1,213,251
Gulf Oil Lubricants India, Ltd.	35,300	392,926
HDFC Bank, Ltd.	56,000	1,826,696
HDFC Life Insurance Co., Ltd.(b)(c)	110,000	786,199
Hero MotoCorp, Ltd.	27,831	948,911
Kovai Medical Center and Hospital	18,322	188,787
L&T Technology Services, Ltd.(b)(c)	21,000	438,556
Metropolis Healthcare, Ltd.(a)(b)(c)	83,879	1,242,546
Poly Medicure, Ltd.	242,220	616,246
TCI Express, Ltd.	133,959	1,103,976
Time Technoplast, Ltd.	542,756	622,303
Vaibhav Global, Ltd.	96,447	1,257,330
WNS Holdings, Ltd., ADR(a)	58,075	3,659,887
		16,884,298

Indonesia (1.94%)
Arwana Citramulia Tbk PT	26,137,200	1,052,670
Bank Central Asia Tbk PT	571,500	1,254,659
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	3,448,500	779,832
Hexindo Adiperkasa Tbk PT	1,636,900	392,380
Indonesia Pondasi Raya Tbk PT	4,149,800	118,422
Selamat Sempurna Tbk PT	20,026,300	2,204,956
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	585,874
		6,388,793

Ireland (0.96%)
Irish Residential Properties REIT PLC	628,026	1,190,225
Keywords Studios PLC	29,800	598,206
Uniphar PLC(a)	1,074,600	1,367,782
		3,156,213

Israel (1.02%)
Wix.com, Ltd.(a)	22,577	3,353,136

		Value
	Shares	(Note 2)
Italy (1.45%)
DiaSorin SpA	10,928	$1,267,350
FinecoBank Banca Fineco SpA	127,298	1,266,359
Freni Brembo SpA	43,093	440,780
Interpump Group SpA	32,697	919,090
Piovan SpA(b)(c)	127,612	902,693
		4,796,272

Japan (6.48%)
AIT Corp.	81,700	757,762
Cosmos Pharmaceutical Corp.	4,100	754,976
Create SD Holdings Co., Ltd.	47,300	1,059,609
eGuarantee, Inc.	29,200	313,058
Future Corp.	69,300	1,232,553
Japan Lifeline Co., Ltd.	88,000	1,548,828
MarkLines Co., Ltd.	36,300	619,052
MISUMI Group, Inc.	36,400	816,872
MonotaRO Co., Ltd.	31,700	692,027
Naigai Trans Line, Ltd.	59,150	711,878
Nihon M&A Center, Inc.	48,600	1,304,209
Open Door, Inc.(a)	38,400	965,400
Pigeon Corp.	30,500	1,112,178
SBI FinTech Solutions Co., Ltd.	75,000	866,591
Seria Co., Ltd.	44,200	1,033,386
Sundrug Co., Ltd.	25,200	696,758
Synchro Food Co., Ltd.(a)	113,400	605,878
Systena Corp.	43,700	726,211
Syuppin Co., Ltd.	147,200	999,266
Trancom Co., Ltd.	18,300	1,054,505
Tsuruha Holdings, Inc.	10,500	1,068,811
Unicharm Corp.	23,600	667,670
Vega Corp. Co., Ltd.(a)	143,900	712,932
Yakuodo Co., Ltd.	47,200	1,036,650
		21,357,060

Kenya (0.21%)
Safaricom PLC	2,572,600	677,455

Malaysia (0.26%)
Mynews Holdings Bhd	1,818,000	638,822
Scicom MSC Bhd	934,000	206,417
		845,239

Mexico (0.11%)
Regional SAB de CV	74,857	357,923

Netherlands (1.03%)
Aalberts NV	52,082	2,095,572
Shop Apotheke Europe NV(a)(b)(c)	33,000	1,296,851
		3,392,423

New Zealand (0.28%)
CBL Corp., Ltd.(a)(d)	819,006	1
NZX, Ltd.	1,196,500	934,890
		934,891

		Value
	Shares	(Note 2)
Norway (1.52%)
Infront ASA	261,166	$619,240
Medistim ASA	32,605	467,532
Sbanken ASA(b)(c)	158,900	1,219,989
Self Storage Group ASA(a)	777,569	1,896,338
Webstep AS(b)(c)	288,000	825,942
		5,029,041

Oman (0.29%)
Tethys Oil AB	112,700	950,248

Pakistan (0.03%)
Meezan Bank, Ltd.	200,000	103,002

Philippines (2.01%)
Concepcion Industrial Corp.	1,793,920	1,529,893
Holcim Philippines, Inc.(a)	3,883,400	1,076,019
Pryce Corp.	6,894,800	711,328
Puregold Price Club, Inc.	1,332,700	1,187,188
Wilcon Depot, Inc.	6,847,400	2,108,731
		6,613,159

Poland (1.16%)
Dino Polska SA(a)(b)(c)	70,918	2,665,485
LiveChat Software SA	89,904	765,446
PGS Software SA	138,887	383,413
		3,814,344

Singapore (0.20%)
Riverstone Holdings, Ltd./Singapore	1,008,800	660,386

South Africa (0.91%)
ARB Holdings, Ltd.	2,093,266	644,740
Clicks Group, Ltd.	64,000	911,338
Italtile, Ltd.	822,600	752,419
Shoprite Holdings, Ltd.	64,200	689,724
		2,998,221

South Korea (0.38%)
Koh Young Technology, Inc.	8,993	628,011
Medy-Tox, Inc.	1,000	350,669
Tokai Carbon Korea Co., Ltd.	6,000	283,257
		1,261,937

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	0

Sri Lanka (0.07%)
Royal Ceramics Lanka PLC	547,598	229,718

Sweden (2.37%)
AddTech AB, Class B	17,200	450,960
Hexpol AB	106,900	813,408
Indutrade AB	15,400	436,317
KNOW IT AB	70,000	1,375,537
Nibe Industrier AB, Class B	93,000	1,313,288
OEM International AB, Class B	13,943	346,648

		Value
	Shares	(Note 2)
Sweden (continued)
Sweco AB, Class B	36,800	$1,026,273
SwedenCare AB(a)	148,604	1,145,267
Vitec Software Group AB, Class B	67,500	902,782
		7,810,480

Switzerland (0.78%)
Partners Group Holding AG	3,235	2,572,765

Taiwan (2.95%)
Bioteque Corp.	271,000	1,130,963
FineTek Co., Ltd.	148,000	439,146
Pacific Hospital Supply Co., Ltd.	503,000	1,314,344
Poya International Co., Ltd.	98,000	1,351,268
Sinmag Equipment Corp.	175,298	578,158
Sporton International, Inc.	275,859	1,836,046
Test Research, Inc.	409,440	618,772
TSC Auto ID Technology Co., Ltd.	71,060	581,453
TTFB Co., Ltd.	148,000	1,467,632
Voltronic Power Technology Corp.	19,000	410,606
		9,728,388

Thailand (0.25%)
TOA Paint Thailand PCL	648,000	837,996

Turkey (0.36%)
DP Eurasia NV(a)(b)(c)	1,180,525	1,201,484

United Arab Emirates (0.55%)
Aramex PJSC	1,518,033	1,812,217

United States (27.09%)
8x8, Inc.(a)	50,400	1,218,168
ABIOMED, Inc.(a)	3,050	849,608
Accenture PLC, Class A	2,125	409,233
Adaptive Biotechnologies Corp.(a)	20,500	790,275
Amazon.com, Inc.(a)	950	1,773,441
Apollo Global Management LLC, Class A	55,225	1,822,425
Axos Financial, Inc.(a)	18,825	551,761
Bank of Hawaii Corp.	10,150	865,287
BioDelivery Sciences International, Inc.(a)	258,525	959,128
Blackline, Inc.(a)	15,450	689,070
Blackstone Group, Inc., Class A	32,075	1,538,958
Burford Capital, Ltd.	88,000	1,602,528
Cactus, Inc., Class A(a)	39,650	1,164,520
Castle Biosciences, Inc.(a)	136,475	2,681,734
CH Robinson Worldwide, Inc.	11,850	992,200
Core Laboratories NV	16,175	811,500
CoreSite Realty Corp.	15,075	1,580,011
DexCom, Inc.(a)	3,450	541,201
DXP Enterprises, Inc.(a)	79,400	2,695,630

		Value
	Shares	(Note 2)
United States (continued)
Edwards Lifesciences Corp.(a)	1,675	$356,524
EPAM Systems, Inc.(a)	16,800	3,255,672
Equinix, Inc.	2,325	1,167,382
Esquire Financial Holdings, Inc.(a)	114,787	2,944,287
ExlService Holdings, Inc.(a)	19,475	1,339,685
Fastenal Co.	98,772	3,042,178
Fastly, Inc.(a)	34,500	748,650
First Republic Bank	67,425	6,699,348
Focus Financial Partners, Inc., Class A(a)	11,775	328,640
Frontage Holdings Corp.(a)(b)(c)	2,695,000	1,167,077
Genpact, Ltd.	53,875	2,137,760
Goosehead Insurance, Inc., Class A	56,560	2,545,766
Hackett Group, Inc.	28,025	460,170
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,025	1,016,336
HealthEquity, Inc.(a)	12,725	1,043,195
Heska Corp.(a)	4,150	332,581
Hingham Institution for Savings	1,900	366,301
I3 Verticals, Inc., Class A(a)	20,800	594,256
Inphi Corp.(a)	30,650	1,845,436
Kinsale Capital Group, Inc.	21,075	1,893,799
Knight-Swift Transportation Holdings, Inc.	92,250	3,306,240
LGI Homes, Inc.(a)	13,650	959,459
Littelfuse, Inc.	3,100	523,776
Microchip Technology, Inc.	9,650	911,153
Monro, Inc.	13,350	1,124,204
MSC Industrial Direct Co., Inc., Class A	12,525	889,901
New Relic, Inc.(a)	18,850	1,756,255
NV5 Global, Inc.(a)	25,950	2,062,247
NVIDIA Corp.	3,025	510,378
Old Dominion Freight Line, Inc.	4,275	713,840
Palo Alto Networks, Inc.(a)	2,700	611,658
Paycom Software, Inc.(a)	8,625	2,076,469
Pluralsight, Inc., Class A(a)	83,064	2,549,234
Power Integrations, Inc.	20,390	1,856,917
Qualys, Inc.(a)	17,200	1,488,832
Resources Connection, Inc.	48,650	856,240
Revolve Group, Inc.(a)	43,425	1,496,860
Seacoast Commerce Banc Holdings	44,700	864,945
Silicon Laboratories, Inc.(a)	8,325	934,148
STAAR Surgical Co.(a)	9,979	292,484
SVB Financial Group(a)	10,200	2,366,094
Systemax, Inc.	79,088	1,716,210
Transcat, Inc.(a)	44,927	1,070,161
Veracyte, Inc.(a)	18,597	527,597
Watsco, Inc.	6,325	1,028,572
		89,315,595

		Value
	Shares	(Note 2)
Vietnam (1.20%)
Lix Detergent JSC	77,670	$139,744
Vietnam Dairy Products JSC	365,929	1,932,383
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	1,877,990
		3,950,117

TOTAL COMMON STOCKS
(Cost $260,151,783)		319,345,054

PREFERRED STOCKS (0.28%)
United States (0.28%)
Dataminr Inc - Private Placement(a)(d)	45,833	912,077

TOTAL PREFERRED STOCKS
(Cost $912,077)		912,077

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.17%)
Germany (0.12%)
publity AG
3.50%, 11/17/2020	$390,000	$416,490

Malaysia (0.05%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	445,800	165,291

TOTAL CORPORATE BONDS
(Cost $534,318)		581,781

TOTAL INVESTMENTS (97.32%)
(Cost $261,598,178)		$320,838,912

Other Assets In Excess Of Liabilities (2.68%)		8,835,804

NET ASSETS (100.00%)		$329,674,716

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $29,402,772, representing 8.92% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $24,452,786 representing 7.42% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.97%)
Argentina (0.69%)
Globant SA(a)	12,200	$1,293,200

Australia (1.61%)
Appen, Ltd.	33,800	699,054
Corporate Travel Management, Ltd.	59,946	938,286
Domino's Pizza Enterprises, Ltd.	28,800	758,108
Netwealth Group, Ltd.	112,000	633,178
		3,028,626

Bangladesh (0.49%)
Square Pharmaceuticals, Ltd.	309,463	918,758

Belgium (0.90%)
Melexis NV	24,596	1,683,534

Bermuda (0.78%)
Bank of NT Butterfield & Son, Ltd.	46,660	1,466,524

Brazil (1.81%)
Fleury SA	204,000	1,241,741
Pagseguro Digital, Ltd., Class A(a)	31,475	1,368,533
Raia Drogasil SA	36,800	795,525
		3,405,799

Britain (11.89%)
Ascential PLC(b)(c)	164,000	792,777
B&M European Value Retail SA	910,000	4,084,624
boohoo Group PLC(a)	538,500	1,560,390
Close Brothers Group PLC	52,755	851,735
Dechra Pharmaceuticals PLC	93,600	3,343,104
Endava PLC, ADR(a)	24,225	896,325
Intermediate Capital Group PLC	39,000	656,996
Intertek Group PLC	18,000	1,246,037
Sanne Group PLC	379,020	2,535,094
Softcat PLC	69,140	802,665
St. James's Place PLC	363,636	4,339,203
Trainline PLC(a)(b)(c)	238,100	1,239,288
		22,348,238

Canada (4.55%)
Gildan Activewear, Inc.	60,367	2,377,540
Lululemon Athletica, Inc.(a)	18,575	3,549,497
Ritchie Bros Auctioneers, Inc.	39,350	1,420,141

		Value
	Shares	(Note 2)
Canada (continued)
Stantec, Inc.	50,992	$1,214,721
		8,561,899

China (6.57%)
51job, Inc., ADR(a)	10,450	810,397
58.com, Inc., ADR(a)	5,000	281,900
Baozun, Inc., Sponsored ADR(a)	9,525	472,535
CSPC Pharmaceutical Group, Ltd.	330,000	572,674
Ctrip.com International, Ltd., ADR(a)	26,650	1,038,817
Hangzhou Tigermed Consulting Co., Ltd., Class A	108,000	780,543
Silergy Corp.	164,000	3,308,151
Sonoscape Medical Corp., Class A	177,700	676,534
Tencent Holdings, Ltd.	15,100	703,554
WuXi AppTec Co., Ltd., Class H(b)(c)	100,400	927,536
Wuxi Biologics Cayman, Inc.(a)(b)(c)	81,000	860,808
Yum China Holdings, Inc.	42,050	1,913,275
		12,346,724

Denmark (0.52%)
Ambu A/S, Class B	67,021	981,437

France (2.95%)
Alten SA	19,982	2,471,963
BioMerieux	12,075	1,021,822
Bureau Veritas SA	43,750	1,090,128
Eurofins Scientific SE	2,235	956,047
		5,539,960

Georgia (0.49%)
Bank of Georgia Group PLC	53,962	916,223

Germany (4.66%)
Dermapharm Holding SE	55,600	1,889,561
Grand City Properties SA	75,300	1,696,413
GRENKE AG	13,900	1,193,071
Norma Group SE	41,590	1,491,197
PATRIZIA AG	78,815	1,522,521
Puma SE	13,800	961,399
		8,754,162

Hong Kong (1.84%)
Value Partners Group, Ltd.	2,440,900	1,455,131
Vitasoy International Holdings, Ltd.	427,500	2,012,509
		3,467,640

India (4.00%)
Bajaj Finance, Ltd.	51,570	2,425,369
HDFC Bank, Ltd.	27,000	880,728

		Value
	Shares	(Note 2)
India (continued)
HDFC Life Insurance Co., Ltd.(b)(c)	157,500	$1,125,693
L&T Technology Services, Ltd.(b)(c)	30,757	642,318
WNS Holdings, Ltd., ADR(a)	38,825	2,446,752
		7,520,860

Indonesia (0.48%)
Bank Central Asia Tbk PT	410,500	901,203

Israel (1.06%)
Wix.com, Ltd.(a)	13,375	1,986,455

Italy (3.65%)
DiaSorin SpA	23,296	2,701,701
FinecoBank Banca Fineco SpA	176,553	1,756,346
Freni Brembo SpA	110,449	1,129,737
Interpump Group SpA	45,592	1,281,559
		6,869,343

Japan (8.89%)
Cosmos Pharmaceutical Corp.	4,000	736,562
Create SD Holdings Co., Ltd.	55,800	1,250,025
Japan Lifeline Co., Ltd.	148,300	2,610,128
MISUMI Group, Inc.	62,800	1,409,328
MonotaRO Co., Ltd.	41,800	912,515
Nihon M&A Center, Inc.	108,300	2,906,292
Pigeon Corp.	27,200	991,844
Seria Co., Ltd.	73,800	1,725,427
Systena Corp.	73,700	1,224,753
Tokyo Century Corp.	22,500	930,039
Tsuruha Holdings, Inc.	13,800	1,404,723
Unicharm Corp.	21,700	613,917
		16,715,553

Mexico (0.52%)
Regional SAB de CV	204,000	975,410

Netherlands (1.97%)
Aalberts NV	91,885	3,697,085

Philippines (0.92%)
Philippine Seven Corp.	259,000	760,509
Puregold Price Club, Inc.	1,086,000	967,424
		1,727,933

Poland (0.87%)
Dino Polska SA(a)(b)(c)	43,734	1,643,762

South Korea (0.32%)
LG Household & Health Care, Ltd.	575	608,825

Sweden (2.08%)
AddTech AB, Class B	31,300	820,642
Hexpol AB	89,600	681,771
Indutrade AB	23,783	673,826

		Value
	Shares	(Note 2)
Sweden (continued)
Nibe Industrier AB, Class B	52,408	$740,073
Sweco AB, Class B	35,800	998,385
		3,914,697

Switzerland (0.83%)
Partners Group Holding AG	1,950	1,550,817

United Arab Emirates (0.85%)
Aramex PJSC	757,000	903,701
Network International Holdings PLC(a)(b)(c)	93,800	698,354
		1,602,055

United States (30.32%)
ABIOMED, Inc.(a)	6,300	1,754,928
Accenture PLC, Class A	3,600	693,288
Amazon.com, Inc.(a)	425	793,381
Apollo Global Management LLC, Class A	34,850	1,150,050
Axos Financial, Inc.(a)	15,975	468,227
Bank of Hawaii Corp.	7,250	618,062
Blackline, Inc.(a)	14,250	635,550
Burford Capital, Ltd.	74,400	1,354,865
CoreSite Realty Corp.	9,250	969,492
Edwards Lifesciences Corp.(a)	4,000	851,400
EPAM Systems, Inc.(a)	18,300	3,546,357
ExlService Holdings, Inc.(a)	12,725	875,353
Fastenal Co.	125,175	3,855,390
First Republic Bank	73,000	7,253,280
Genpact, Ltd.	48,552	1,926,543
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,600	949,770
HealthEquity, Inc.(a)	17,532	1,437,273
Inphi Corp.(a)	26,700	1,607,607
IPG Photonics Corp.(a)	4,925	645,224
Knight-Swift Transportation Holdings, Inc.	105,475	3,780,224
LGI Homes, Inc.(a)	12,500	878,625
Littelfuse, Inc.	3,725	629,376
Microchip Technology, Inc.	20,075	1,895,482
Monro, Inc.	33,500	2,821,035
New Relic, Inc.(a)	11,850	1,104,065
NVIDIA Corp.	2,475	417,582
Palo Alto Networks, Inc.(a)	3,375	764,573
Paycom Software, Inc.(a)	8,625	2,076,469
Pluralsight, Inc., Class A(a)	58,659	1,800,245
Power Integrations, Inc.	47,475	4,323,548
Qualys, Inc.(a)	13,425	1,162,068
Revolve Group, Inc.(a)	14,400	496,368
Silicon Laboratories, Inc.(a)	9,875	1,108,074
SVB Financial Group(a)	10,210	2,368,414
		57,012,188

		Value
	Shares	(Note 2)
Vietnam (1.46%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	544,106	$605,375
Vietnam Dairy Products JSC	255,454	1,348,991
Vietnam Technological & Commercial Joint Stock Bank(a)	909,095	798,432
		2,752,798

TOTAL COMMON STOCKS
(Cost $155,355,215)		184,191,708

PREFERRED STOCKS (0.25%)
United States (0.25%)
Dataminr Inc - Private Placement(a)(d)	24,262	482,814

TOTAL PREFERRED STOCKS
(Cost $482,814)		482,814

TOTAL INVESTMENTS (98.22%)
(Cost $155,838,029)		$184,674,522

Other Assets In Excess Of Liabilities (1.78%)		3,338,798

NET ASSETS (100.00%)		$188,013,320

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $7,930,536 representing 4.22% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $7,930,536, representing 4.22% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.32%)
Argentina (0.55%)
Globant SA(a)	33,625	$3,564,250

Australia (2.75%)
Appen, Ltd.	87,600	1,811,751
Corporate Travel Management, Ltd.	242,000	3,787,830
Fiducian Group, Ltd.	201,848	785,554
Kogan.com, Ltd.	1,030,722	3,459,490
National Storage REIT	3,459,557	3,876,168
National Veterinary Care, Ltd.	1,102,500	1,899,940
PWR Holdings, Ltd.	777,500	2,279,635
		17,900,368

Austria (0.45%)
Palfinger AG	113,639	2,936,895

Bangladesh (0.64%)
Square Pharmaceuticals, Ltd.	1,406,080	4,174,482

Belgium (0.78%)
Melexis NV	74,368	5,090,301

Bermuda (1.17%)
Bank of NT Butterfield & Son, Ltd.	243,209	7,644,059

Brazil (1.63%)
Arco Platform, Ltd., Class A(a)	28,925	1,276,750
Fleury SA	820,100	4,991,922
Pagseguro Digital, Ltd., Class A(a)	100,000	4,348,000
		10,616,672

Britain (14.33%)
B&M European Value Retail SA	2,690,900	12,078,366
boohoo Group PLC(a)	2,215,200	6,418,897
Clinigen Group PLC	172,673	2,109,233
Close Brothers Group PLC	182,117	2,940,298
CVS Group PLC	728,400	8,149,425
Dechra Pharmaceuticals PLC	276,700	9,882,873
Endava PLC, ADR(a)	107,613	3,981,681
FDM Group Holdings PLC	226,200	2,264,511
First Derivatives PLC	77,400	2,760,373
Impax Asset Management Group PLC	725,547	2,073,493
Intertek Group PLC	32,900	2,277,479
JTC PLC(b)(c)	867,799	3,739,477
K3 Capital Group PLC	373,600	698,401
LoopUp Group PLC(a)	462,200	775,715
On the Beach Group PLC(b)(c)	891,050	5,114,619
Oxford Immunotec Global PLC(a)	340,440	4,391,676

		Value
	Shares	(Note 2)
Britain (continued)
River & Mercantile Group PLC	625,400	$2,099,115
Sabre Insurance Group PLC(b)(c)	881,000	2,833,810
Sanne Group PLC	898,106	6,007,025
Softcat PLC	301,483	3,499,997
St. James's Place PLC	517,084	6,170,271
Trainline PLC(a)(b)(c)	175,200	911,900
Volution Group PLC	996,500	2,205,555
		93,384,190

Canada (4.28%)
Biosyent, Inc.(a)	239,100	1,161,260
Gildan Activewear, Inc.	114,200	4,497,739
Lululemon Athletica, Inc.(a)	39,200	7,490,728
Richelieu Hardware, Ltd.	301,050	5,944,358
Ritchie Bros Auctioneers, Inc.	124,400	4,489,596
Stantec, Inc.	179,810	4,283,396
		27,867,077

China (3.34%)
BBI Life Sciences Corp.(c)	15,551,500	3,834,162
CSPC Pharmaceutical Group, Ltd.	1,810,000	3,141,030
Man Wah Holdings, Ltd.	6,824,000	3,289,925
O2Micro International, Ltd., ADR(a)	1,054,233	1,433,757
Silergy Corp.	396,199	7,991,988
WuXi AppTec Co., Ltd., Class H(b)(c)	221,200	2,043,536
		21,734,398

Colombia (1.32%)
Amerisur Resources PLC(a)	6,422,668	1,435,589
Parex Resources, Inc.(a)	419,301	7,167,321
		8,602,910

Egypt (0.12%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	784,878

Finland (0.54%)
Metso Oyj	91,400	3,512,072

France (4.04%)
Alten SA	53,500	6,618,458
Bureau Veritas SA	208,100	5,185,273
Esker SA	60,443	5,740,915
Eurofins Scientific SE	7,800	3,336,540
Infotel SA	16,113	717,943
Neurones	50,872	1,276,572
Thermador Groupe	54,436	3,437,736
		26,313,437

Georgia (1.09%)
Bank of Georgia Group PLC	144,411	2,451,960
Georgia Capital PLC(a)	163,711	1,950,452

		Value
	Shares	(Note 2)
Georgia (continued)
TBC Bank Group PLC	155,946	$2,682,890
		7,085,302

Germany (7.04%)
Aroundtown SA	240,800	1,921,036
CANCOM SE	123,300	6,893,228
Dermapharm Holding SE	185,500	6,304,202
FinTech Group AG(a)	91,000	2,498,279
Grand City Properties SA	203,956	4,594,868
GRENKE AG	28,800	2,471,975
Nexus AG	204,206	7,188,709
Norma Group SE	125,703	4,507,042
PATRIZIA AG	350,050	6,762,145
Wirecard AG	16,644	2,763,078
		45,904,562

Greece (0.15%)
Sarantis SA	100,600	965,528

Hong Kong (1.87%)
TK Group Holdings, Ltd.	4,684,000	2,045,339
Value Partners Group, Ltd.	10,675,000	6,363,850
Vitasoy International Holdings, Ltd.	804,338	3,786,521
		12,195,710

India (5.50%)
Bajaj Finance, Ltd.	161,760	7,607,673
Byke Hospitality, Ltd.	221,821	59,093
Central Depository Services India, Ltd.(c)	111,701	309,023
Cyient, Ltd.	615,912	4,126,204
Gulf Oil Lubricants India, Ltd.	4,500	50,090
L&T Technology Services, Ltd.(b)(c)	105,618	2,205,686
Metropolis Healthcare, Ltd.(a)(b)(c)	398,000	5,895,793
TCI Express, Ltd.	217,000	1,788,330
Time Technoplast, Ltd.	2,884,734	3,307,525
WNS Holdings, Ltd., ADR(a)	166,975	10,522,764
		35,872,181

Indonesia (2.53%)
Arwana Citramulia Tbk PT	63,783,500	2,568,865
Indonesia Pondasi Raya Tbk PT	19,093,100	544,856
Link Net Tbk PT	8,897,400	2,869,105
Panin Sekuritas Tbk PT	8,494,000	1,048,343
Selamat Sempurna Tbk PT	63,313,800	6,971,042
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,456,802
		16,459,013

Ireland (1.90%)
Irish Residential Properties REIT PLC	2,520,918	4,777,605
Keywords Studios PLC	200,600	4,026,849

		Value
	Shares	(Note 2)
Ireland (continued)
Uniphar PLC(a)	2,834,200	$3,607,452
		12,411,906

Israel (1.13%)
Wix.com, Ltd.(a)	49,433	7,341,789

Italy (3.53%)
DiaSorin SpA	50,201	5,821,947
FinecoBank Banca Fineco SpA	423,798	4,215,936
Freni Brembo SpA	418,082	4,276,387
Interpump Group SpA	226,244	6,359,561
Piovan SpA(b)(c)	324,718	2,296,968
		22,970,799

Japan (15.53%)
AIT Corp.	467,000	4,331,393
Cosmos Pharmaceutical Corp.	13,400	2,467,482
Create SD Holdings Co., Ltd.	293,800	6,581,671
Future Corp.	362,200	6,442,003
Japan Lifeline Co., Ltd.	587,800	10,345,469
M&A Capital Partners Co., Ltd.(a)	37,300	2,491,951
Macromill, Inc.	164,100	1,905,300
Matsumotokiyoshi Holdings Co., Ltd.	21,000	699,025
MISUMI Group, Inc.	130,400	2,926,375
MonotaRO Co., Ltd.	110,700	2,416,638
Naigai Trans Line, Ltd.	88,500	1,065,110
Nihon M&A Center, Inc.	163,400	4,384,932
Open Door, Inc.(a)	90,900	2,285,283
SBI FinTech Solutions Co., Ltd.	226,234	2,614,030
Seria Co., Ltd.	337,500	7,890,672
SMS Co., Ltd.	211,100	4,687,287
Strike Co., Ltd.	97,200	2,352,640
Sundrug Co., Ltd.	81,200	2,245,110
Synchro Food Co., Ltd.(a)	531,500	2,839,717
Systena Corp.	300,000	4,985,428
Syuppin Co., Ltd.	274,300	1,862,083
Tokyo Century Corp.	230,700	9,535,997
Trancom Co., Ltd.	92,890	5,352,623
Tsuruha Holdings, Inc.	55,100	5,608,713
Yakuodo Co., Ltd.	131,400	2,885,929
		101,202,861

Malaysia (0.89%)
AEON Credit Service M Bhd	816,560	3,272,968
My EG Services Bhd	4,672,400	1,741,016
Scicom MSC Bhd	3,549,500	784,451
		5,798,435

Mexico (0.49%)
Credito Real SAB de CV SOFOM ER	462,900	529,719
Regional SAB de CV	560,065	2,677,908
		3,207,627

		Value
	Shares	(Note 2)
Netherlands (1.65%)
Aalberts NV	267,576	$10,766,189

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.75%)
Medistim ASA	208,311	2,987,027
Sbanken ASA(b)(c)	1,098,600	8,434,739
		11,421,766

Oman (0.44%)
Tethys Oil AB	340,308	2,869,361

Philippines (1.79%)
Concepcion Industrial Corp.	3,070,600	2,618,673
Holcim Philippines, Inc.(a)	5,918,300	1,639,853
Puregold Price Club, Inc.	5,645,000	5,028,646
Robinsons Retail Holdings, Inc.	1,544,000	2,406,076
		11,693,248

Poland (0.77%)
Dino Polska SA(a)(b)(c)	105,062	3,948,802
LiveChat Software SA	85,000	723,694
PGS Software SA	130,778	361,027
		5,033,523

Singapore (0.61%)
Riverstone Holdings, Ltd./Singapore	6,057,000	3,965,063

South Africa (0.59%)
Italtile, Ltd.	4,209,423	3,850,292

South Korea (0.98%)
Hy-Lok Corp.	84,332	1,293,427
Koh Young Technology, Inc.	19,883	1,388,495
LEENO Industrial, Inc.	79,500	3,707,118
		6,389,040

Sweden (1.51%)
AddTech AB, Class B	83,608	2,192,083
Hexpol AB	304,600	2,317,718
HIQ International AB	124,653	656,750
Indutrade AB	57,750	1,636,189
KNOW IT AB	96,200	1,890,382
Nibe Industrier AB, Class B	82,700	1,167,838
		9,860,960

Taiwan (3.07%)
Bioteque Corp.	908,000	3,789,351
M31 Technology Corp.	34,000	355,023
Materials Analysis Technology, Inc.	748,000	1,797,454
Poya International Co., Ltd.	24,000	330,923
Sinmag Equipment Corp.	986,158	3,252,494
Sporton International, Inc.	876,003	5,830,447

		Value
	Shares	(Note 2)
Taiwan (continued)
Test Research, Inc.	2,238,252	$3,382,591
TSC Auto ID Technology Co., Ltd.	151,800	1,242,114
		19,980,397

Turkey (0.10%)
DP Eurasia NV(a)(b)(c)	635,340	646,620

United Arab Emirates (1.10%)
Aramex PJSC	4,066,125	4,854,112
Network International Holdings PLC(a)(b)(c)	307,300	2,287,889
		7,142,001

United States (3.11%)
EPAM Systems, Inc.(a)	71,325	13,822,072
Genpact, Ltd.	162,450	6,446,016
		20,268,088

Vietnam (1.26%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,161,861	2,405,298
Vietnam Dairy Products JSC	510,986	2,698,394
Vietnam Technological & Commercial Joint Stock Bank(a)	3,570,063	3,135,483
		8,239,175

TOTAL COMMON STOCKS
(Cost $512,403,914)		627,667,426

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.13%)
Malaysia (0.13%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,235,120	$828,725

TOTAL CORPORATE BONDS
(Cost $530,970)		828,725

TOTAL INVESTMENTS (96.45%)
(Cost $512,934,884)		$628,496,151

Other Assets In Excess Of Liabilities (3.55%)		23,166,410

NET ASSETS (100.00%)		$651,662,561

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $41,144,717 representing 6.31% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $45,287,903, representing 6.95% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.68%)
Argentina (0.93%)
Globant SA(a)	58,500	$6,201,000

Australia (2.32%)
Appen, Ltd.	170,400	3,524,227
Corporate Travel Management, Ltd.	294,706	4,612,794
Domino's Pizza Enterprises, Ltd.	130,800	3,443,073
Netwealth Group, Ltd.	690,600	3,904,220
		15,484,314

Bangladesh (0.49%)
Square Pharmaceuticals, Ltd.	1,098,613	3,261,649

Belgium (1.18%)
Melexis NV	115,098	7,878,167

Bermuda (1.01%)
Bank of NT Butterfield & Son, Ltd.	215,032	6,758,456

Brazil (2.38%)
Fleury SA	955,100	5,813,663
Pagseguro Digital, Ltd., Class A(a)	142,300	6,187,204
Raia Drogasil SA	179,800	3,886,829
		15,887,696

Britain (14.74%)
Ascential PLC(b)(c)	801,600	3,874,938
B&M European Value Retail SA	3,971,600	17,826,913
boohoo Group PLC(a)	2,466,714	7,147,700
Close Brothers Group PLC	244,588	3,948,900
Dechra Pharmaceuticals PLC	409,800	14,636,795
Endava PLC, ADR(a)	111,275	4,117,175
Intermediate Capital Group PLC	198,800	3,348,997
Intertek Group PLC	96,300	6,666,300
Sanne Group PLC	1,450,100	9,699,064
Softcat PLC	209,832	2,435,996
St. James's Place PLC	1,579,101	18,843,130
Trainline PLC(a)(b)(c)	1,111,600	5,785,774
		98,331,682

Canada (6.04%)
Gildan Activewear, Inc.	272,434	10,729,746
Lululemon Athletica, Inc.(a)	79,575	15,205,987
Ritchie Bros Auctioneers, Inc.	146,675	5,293,501

		Value
	Shares	(Note 2)
Canada (continued)
Stantec, Inc.	378,889	$9,025,815
		40,255,049

China (9.20%)
51job, Inc., ADR(a)	49,525	3,840,664
58.com, Inc., ADR(a)	28,575	1,611,059
Alibaba Group Holding, Ltd., Sponsored ADR(a)	20,525	3,553,083
Baozun, Inc., Sponsored ADR(a)	50,550	2,507,785
CSPC Pharmaceutical Group, Ltd.	1,960,000	3,401,337
Ctrip.com International, Ltd., ADR(a)	115,225	4,491,470
Hangzhou Tigermed Consulting Co., Ltd., Class A	520,050	3,758,529
Silergy Corp.	731,200	14,749,510
Sonoscape Medical Corp., Class A	876,710	3,337,783
Tencent Holdings, Ltd.	74,000	3,447,880
WuXi AppTec Co., Ltd., Class H(b)(c)	491,400	4,539,755
Wuxi Biologics Cayman, Inc.(a)(b)(c)	310,000	3,294,451
Yum China Holdings, Inc.	194,450	8,847,475
		61,380,781

Denmark (0.65%)
Ambu A/S, Class B	296,436	4,340,927

France (4.06%)
Alten SA	90,264	11,166,514
BioMerieux	62,800	5,314,319
Bureau Veritas SA	209,650	5,223,895
Eurofins Scientific SE	12,509	5,350,868
		27,055,596

Georgia (0.76%)
Bank of Georgia Group PLC	223,000	3,786,326
Georgia Capital PLC(a)	108,500	1,292,669
		5,078,995

Germany (6.30%)
Dermapharm Holding SE	238,634	8,109,956
Grand City Properties SA	400,500	9,022,752
GRENKE AG	57,650	4,948,241
Norma Group SE	182,750	6,552,444
PATRIZIA AG	416,680	8,049,281
Puma SE	76,500	5,329,495
		42,012,169

Hong Kong (2.33%)
Value Partners Group, Ltd.	10,239,000	6,103,931

		Value
	Shares	(Note 2)
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	2,010,000	$9,462,324
		15,566,255

India (5.14%)
Bajaj Finance, Ltd.	212,930	10,014,230
HDFC Bank, Ltd.	136,500	4,452,571
HDFC Life Insurance Co., Ltd.(b)(c)	703,000	5,024,523
L&T Technology Services, Ltd.(b)(c)	128,598	2,685,592
WNS Holdings, Ltd., ADR(a)	192,020	12,101,100
		34,278,016

Indonesia (0.60%)
Bank Central Asia Tbk PT	1,833,000	4,024,129

Israel (1.27%)
Wix.com, Ltd.(a)	56,925	8,454,501

Italy (4.88%)
DiaSorin SpA	106,320	12,330,220
FinecoBank Banca Fineco SpA	853,198	8,487,600
Freni Brembo SpA	600,857	6,145,916
Interpump Group SpA	198,027	5,566,401
		32,530,137

Japan (11.95%)
Cosmos Pharmaceutical Corp.	16,900	3,111,974
Create SD Holdings Co., Ltd.	220,900	4,948,574
Japan Lifeline Co., Ltd.	681,600	11,996,379
MISUMI Group, Inc.	296,300	6,649,425
MonotaRO Co., Ltd.	300,100	6,551,337
Nihon M&A Center, Inc.	472,100	12,669,072
Pigeon Corp.	126,800	4,623,745
Seria Co., Ltd.	351,000	8,206,299
Systena Corp.	338,600	5,626,886
Tokyo Century Corp.	144,300	5,964,648
Tsuruha Holdings, Inc.	59,100	6,015,879
Unicharm Corp.	118,000	3,338,351
		79,702,569

Mexico (0.71%)
Regional SAB de CV	982,150	4,696,075

Netherlands (2.43%)
Aalberts NV	403,158	16,221,467

Philippines (0.70%)
Puregold Price Club, Inc.	5,236,200	4,664,481

Poland (1.11%)
Dino Polska SA(a)(b)(c)	196,772	7,395,763

		Value
	Shares	(Note 2)
South Korea (0.45%)
LG Household & Health Care, Ltd.	2,850	$3,017,654

Sweden (3.16%)
AddTech AB, Class B	161,500	4,234,301
Hexpol AB	435,400	3,312,982
Indutrade AB	148,066	4,195,047
Nibe Industrier AB, Class B	291,400	4,114,968
Sweco AB, Class B	187,700	5,234,550
		21,091,848

Switzerland (1.05%)
Partners Group Holding AG	8,790	6,990,603

United Arab Emirates (1.02%)
Aramex PJSC	2,889,000	3,448,868
Network International Holdings PLC(a)(b)(c)	449,200	3,344,354
		6,793,222

United States (5.24%)
Accenture PLC, Class A	30,250	5,825,545
Burford Capital, Ltd.	341,800	6,224,366
EPAM Systems, Inc.(a)	75,175	14,568,163
Genpact, Ltd.	209,675	8,319,904
		34,937,978

Vietnam (1.58%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,946,248	2,165,406
Vietnam Dairy Products JSC	962,910	5,084,895
Vietnam Technological & Commercial Joint Stock Bank(a)	3,771,617	3,312,503
		10,562,804

TOTAL COMMON STOCKS
(Cost $554,981,449)		624,853,983

TOTAL INVESTMENTS (93.68%)
(Cost $554,981,449)		$624,853,983

Other Assets In Excess Of Liabilities (6.32%)		42,150,306

NET ASSETS (100.00%)		$667,004,289

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $35,945,150 representing 5.39% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of these securities was $35,945,150, representing 5.39% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2019, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2019:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
China	$32,826,707	$41,046,359	$–	$73,873,066
Georgia	976,233	8,658,648	–	9,634,881
Greece	5,793,840	4,041,264	–	9,835,104
Hong Kong	–	15,934,844	–	15,934,844
India	21,039,461	38,864,603	–	59,904,064
Indonesia	6,685,303	12,460,547	–	19,145,850
Malaysia	5,713,103	2,207,672	–	7,920,775
Oman	–	2,432,727	–	2,432,727
Pakistan	274,693	1,500,771	–	1,775,464
Philippines	8,326,203	12,849,609	–	21,175,812
Poland	3,218,978	7,958,526	–	11,177,504
South Africa	12,692,534	1,712,046	–	14,404,580
South Korea	–	22,841,683	–	22,841,683
Taiwan	5,229,824	31,870,023	–	37,099,847
Thailand	–	6,868,389	–	6,868,389
Turkey	–	1,675,528	–	1,675,528
United Arab Emirates	–	4,462,083	–	4,462,083
Vietnam	786,810	12,098,747	–	12,885,557
Other*	84,064,229	–	–	84,064,229
Corporate Bonds*	$–	$838,246	$–	$838,246
Total	$187,627,918	$230,322,315	$–	$417,950,233

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$1,416,224	$2,295,706	$–	$3,711,930
Britain	3,191,764	1,326,830	–	4,518,594
China	604,277	242,442	–	846,719
France	332,432	257,281	–	589,713
Georgia	164,943	234,834	–	399,777
Germany	175,703	284,556	–	460,259
Hong Kong	–	948,722	–	948,722
India	452,858	882,352	–	1,335,210
Indonesia	133,518	714,470	–	847,988
Japan	–	4,515,533	–	4,515,533
New Zealand	–	–	–	–
Oman	–	239,602	–	239,602
Philippines	453,427	285,499	–	738,926
Singapore	–	129,485	–	129,485
South Africa	–	123,247	–	123,247
South Korea	–	223,826	–	223,826
Sweden	–	1,408,124	–	1,408,124
Taiwan	–	3,242,300	–	3,242,300
Turkey	–	306,633	–	306,633
Other*	9,796,443	–	–	9,796,443
Corporate Bonds*	$–	$112,239	$–	$112,239
Total	$16,721,589	$17,773,681	$–	$34,495,270

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$1,944,159	$7,513,538	$–	$9,457,697
Austria	–	2,918,675	–	2,918,675
Belgium	–	3,983,163	–	3,983,163
Britain	32,997,282	53,792,931	–	86,790,213
China	4,708,497	11,082,587	–	15,791,084
Denmark	–	3,450,837	–	3,450,837
France	3,310,886	12,800,639	–	16,111,525
Georgia	–	4,965,452	–	4,965,452
Germany	8,712,536	16,461,456	–	25,173,992
Hong Kong	–	5,055,904	–	5,055,904
India	13,846,361	16,382,565	–	30,228,926
Indonesia	1,265,856	8,570,326	–	9,836,182
Ireland	4,471,776	4,319,929	–	8,791,705
Italy	964,312	19,152,089	–	20,116,401
Japan	–	67,214,493	–	67,214,493
Netherlands	1,221,555	7,653,773	–	8,875,328
New Zealand	–	–	1	1
Philippines	–	5,022,413	–	5,022,413
Poland	527,155	5,318,228	–	5,845,383
Singapore	–	2,399,200	–	2,399,200
South Korea	–	2,856,055	–	2,856,055
Sweden	–	15,781,908	–	15,781,908
Switzerland	644,470	1,590,581	–	2,235,051
Taiwan	–	12,893,541	–	12,893,541
Turkey	–	411,082	–	411,082
United Arab Emirates	–	2,782,308	–	2,782,308
United States	153,767,055	2,279,961	–	156,047,016
Vietnam	–	7,809,040	–	7,809,040
Other*	66,425,895	–	–	66,425,895
Preferred Stocks*	$–	$–	$1,923,136	$1,923,136
Corporate Bonds*	–	622,322	–	622,322
Total	$294,807,795	$305,084,996	$1,923,137	$601,815,928

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$3,093,846	$8,252,894	$–	$11,346,740
Austria	–	593,070	–	593,070
Belgium	–	650,046	–	650,046
Britain	20,348,376	17,507,263	–	37,855,639
China	5,723,996	7,931,126	–	13,655,122
Denmark	–	513,409	–	513,409
Finland	–	972,160	–	972,160
France	2,981,304	4,727,508	–	7,708,812
Germany	1,182,675	10,949,244	–	12,131,919
Greece	1,910,325	497,809	–	2,408,134
Hong Kong	–	3,875,429	–	3,875,429
India	6,100,392	10,783,906	–	16,884,298
Indonesia	1,096,676	5,292,117	–	6,388,793
Ireland	2,558,007	598,206	–	3,156,213
Italy	902,693	3,893,579	–	4,796,272
Japan	–	21,357,060	–	21,357,060
Malaysia	638,822	206,417	–	845,239
Netherlands	1,296,851	2,095,572	–	3,392,423
New Zealand	934,890	–	1	934,891
Oman	–	950,248	–	950,248
Pakistan	–	103,002	–	103,002
Philippines	1,787,347	4,825,812	–	6,613,159
Poland	1,148,859	2,665,485	–	3,814,344
Singapore	–	660,386	–	660,386
South Africa	1,663,757	1,334,464	–	2,998,221
South Korea	–	1,261,937	–	1,261,937
Spain	–	–	–	–
Sweden	–	7,810,480	–	7,810,480
Switzerland	–	2,572,765	–	2,572,765
Taiwan	410,606	9,317,782	–	9,728,388
Thailand	–	837,996	–	837,996
Turkey	–	1,201,484	–	1,201,484
United Arab Emirates	–	1,812,217	–	1,812,217
United States	87,713,067	1,602,528	–	89,315,595
Vietnam	139,744	3,810,373	–	3,950,117
Other*	36,249,046	–	–	36,249,046
Preferred Stocks*	$–	$–	$912,077	$912,077
Corporate Bonds*	–	581,781	–	581,781
Total	$177,881,279	$142,045,555	$912,078	$320,838,912

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$3,028,626	$–	$3,028,626
Belgium	–	1,683,534	–	1,683,534
Britain	4,670,707	17,677,531	–	22,348,238
China	4,516,924	7,829,800	–	12,346,724
Denmark	–	981,437	–	981,437
France	–	5,539,960	–	5,539,960
Georgia	–	916,223	–	916,223
Germany	1,889,561	6,864,601	–	8,754,162
Hong Kong	–	3,467,640	–	3,467,640
India	2,446,752	5,074,108	–	7,520,860
Indonesia	–	901,203	–	901,203
Italy	–	6,869,343	–	6,869,343
Japan	–	16,715,553	–	16,715,553
Netherlands	–	3,697,085	–	3,697,085
Philippines	–	1,727,933	–	1,727,933
Poland	–	1,643,762	–	1,643,762
South Korea	–	608,825	–	608,825
Sweden	–	3,914,697	–	3,914,697
Switzerland	–	1,550,817	–	1,550,817
United Arab Emirates	–	1,602,055	–	1,602,055
United States	55,657,323	1,354,865	–	57,012,188
Vietnam	–	2,752,798	–	2,752,798
Other*	18,608,045	–	–	18,608,045
Preferred Stocks*	$–	$–	$482,814	$482,814
Total	$87,789,312	$96,402,396	$482,814	$184,674,522

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$1,899,940	$16,000,428	$–	$17,900,368
Austria	–	2,936,895	–	2,936,895
Belgium	–	5,090,301	–	5,090,301
Britain	37,768,299	55,615,891	–	93,384,190
China	5,267,919	16,466,479	–	21,734,398
Finland	–	3,512,072	–	3,512,072
France	6,458,858	19,854,579	–	26,313,437
Georgia	–	7,085,302	–	7,085,302
Germany	8,802,481	37,102,081	–	45,904,562
Hong Kong	–	12,195,710	–	12,195,710
India	16,468,647	19,403,534	–	35,872,181
Indonesia	6,919,106	9,539,907	–	16,459,013
Ireland	8,385,057	4,026,849	–	12,411,906
Italy	2,296,968	20,673,831	–	22,970,799
Japan	–	101,202,861	–	101,202,861
Malaysia	3,272,968	2,525,467	–	5,798,435
Netherlands	–	10,766,189	–	10,766,189
New Zealand	–	–	1	1
Oman	–	2,869,361	–	2,869,361
Philippines	4,045,929	7,647,319	–	11,693,248
Poland	1,084,721	3,948,802	–	5,033,523
Singapore	–	3,965,063	–	3,965,063
South Korea	–	6,389,040	–	6,389,040
Sweden	–	9,860,960	–	9,860,960
Taiwan	–	19,980,397	–	19,980,397
Turkey	–	646,620	–	646,620
United Arab Emirates	–	7,142,001	–	7,142,001
Vietnam	–	8,239,175	–	8,239,175
Other*	110,309,418	–	–	110,309,418
Corporate Bonds*	$–	$828,725	$–	$828,725
Total	$212,980,311	$415,515,839	$1	$628,496,151

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$15,484,314	$–	$15,484,314
Belgium	–	7,878,167	–	7,878,167
Britain	19,602,013	78,729,669	–	98,331,682
China	24,851,536	36,529,245	–	61,380,781
Denmark	–	4,340,927	–	4,340,927
France	–	27,055,596	–	27,055,596
Georgia	–	5,078,995	–	5,078,995
Germany	8,109,956	33,902,213	–	42,012,169
Hong Kong	–	15,566,255	–	15,566,255
India	12,101,100	22,176,916	–	34,278,016
Indonesia	–	4,024,129	–	4,024,129
Italy	–	32,530,137	–	32,530,137
Japan	–	79,702,569	–	79,702,569
Netherlands	–	16,221,467	–	16,221,467
Philippines	–	4,664,481	–	4,664,481
Poland	–	7,395,763	–	7,395,763
South Korea	–	3,017,654	–	3,017,654
Sweden	–	21,091,848	–	21,091,848
Switzerland	–	6,990,603	–	6,990,603
United Arab Emirates	–	6,793,222	–	6,793,222
United States	28,713,612	6,224,366	–	34,937,978
Vietnam	–	10,562,804	–	10,562,804
Other*	85,514,426	–	–	85,514,426
Total	$178,892,643	$445,961,340	$–	$624,853,983

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$1	$1,923,136	$1,923,137
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2019	$1	$1,923,136	$1,923,137
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2019	$-	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$-	$912,077	$912,077
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	1	-	1
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2019	$1	$912,077	$912,078
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2019	$-	$-	$-

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$-	$482,814	$482,814
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2019	$-	$482,814	$482,814
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2019	$-	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.